Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

We maintain a comprehensive process (the “Cybersecurity Program”) for assessing, identifying, managing, documenting and analyzing potential cybersecurity threats and incidents across the organization, including risks that could affect our business operations. The Cybersecurity Program is managed by our Information Security Manager (“CISO”) and overseen by our Chief Information Technology Director (“CIO”), who leads our information security team.

As part of our Cybersecurity Program, the information security team carries out the following activities:

•	Coordinates the actions that we execute to detect, respond to and recover from cybersecurity incidents, such as processes to triage, assess severity for, escalate, contain, investigate and remediate the incident, as well as to comply with potentially applicable legal obligations and mitigate brand and reputational damages.
•	Uses the National Institute of Standards and Technology (NIST) Cybersecurity Framework to measure our security posture and manage risk.
•	Monitors, detects and prevents cybersecurity threats through different software and hardware solutions to protect our environment, such as multifactor authentication, firewalls, penetration testing, and a 24/7 Security Operation Center (SOC).
•	Conducts annual cybersecurity trainings for all our employees with the aim of deepening awareness and learning regarding risks, threats, and good practices in information security, where different interactive initiatives are performed. During the year 2025, we carried out these trainings for the ninth consecutive year.
•	Completes regular tests of our controls through penetration testing, vulnerability scanning and attack simulation.
•	Maintain and develop disaster recovery plans for both administrative and control environments to ensure preparedness and continuity in the event of disasters that could disrupt normal operations.

Despite encountering various cybersecurity threats during 2025, none resulted in material incidents, losses or adverse effects on our operations, largely due to the measures we implemented. However, due to the evolving and increasingly sophisticated nature of these threats, our risk and exposure cannot be fully quantified or entirely mitigated, and our contingency plans may not be sufficient to cover all potential liabilities associated with such incidents. See “Risk Factors - Cybersecurity events, including cyber-attacks, could adversely affect our business, financial condition, operational results and cash flows”. Accordingly, we continue to deploy security technologies and implement operational procedures aimed at preventing, detecting and mitigating the adverse effects of potential cybersecurity incidents.

We remain committed to continuously enhancing our Cybersecurity Program to protect our business operations and stakeholders.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Despite encountering various cybersecurity threats during 2025, none resulted in material incidents, losses or adverse effects on our operations, largely due to the measures we implemented.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Board of Directors

Our Board recognizes the importance of cybersecurity in safeguarding the Company’s sensitive information and the potential effects that a cybersecurity incident could have on our operations. The Board is responsible for overseeing overall risk management for the Company, including cybersecurity risks, and has delegated responsibility for such oversight to the Audit Committee. Our Board receives periodic updates about cybersecurity risks and events from our CISO and CIO. These updates include information regarding the deployment and administration of our Cybersecurity Program, status of projects relating to cybersecurity, and cybersecurity activities of the period, among other matters.

Management

The cybersecurity risk management processes described above are implemented through our information security team, managed by our CISO and overseen by our CIO. This team is responsible for the development and execution of the Cybersecurity Program and is composed of individuals with formal education, degrees and certifications in information technology or cybersecurity and relevant experience working in information technology and cybersecurity, including related industries of the Company. Additionally, they receive periodic updates, training, and education on cybersecurity related topics. The information security team informs the CISO, through e-mails and automated security alerts, of any cybersecurity matter. At least weekly, the CISO informs the CIO of the relevant events during the period, having special meetings or communications if urgent matters arise.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Cybersecurity Program is managed by our Information Security Manager (“CISO”) and overseen by our Chief Information Technology Director (“CIO”), who leads our information security team.
Cybersecurity Risk Role of Management [Text Block]	Our Board recognizes the importance of cybersecurity in safeguarding the Company
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Board is responsible for overseeing overall risk management for the Company, including cybersecurity risks, and has delegated responsibility for such oversight to the Audit Committee.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	This team is responsible for the development and execution of the Cybersecurity Program and is composed of individuals with formal education, degrees and certifications in information technology or cybersecurity and relevant experience working in information technology and cybersecurity, including related industries of the Company.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The information security team informs the CISO, through e-mails and automated security alerts, of any cybersecurity matter. At least weekly, the CISO informs the CIO of the relevant events during the period, having special meetings or communications if urgent matters arise.